Market risk (Tables)	12 Months Ended
Dec. 31, 2025
Market risk [Abstract]
Market Risk Sensitivity	Lloyds Bank Group banking activities: market value sensitivity (audited)
The table below shows, split by material currency, the Group’s market value sensitivities to an instantaneous parallel up and down 25 and 100 basis points change to all interest rates.

	2025				2024
	Up 25bps £m	Down 25bps £m	Up 100bps £m	Down 100bps £m	Up 25bps £m	Down 25bps £m	Up 100bps £m	Down 100bps £m
Sterling	21.6	(21.8)	84.6	(89.3)	5.8	(5.9)	22.4	(24.5)
US dollar	(1.8)	1.8	(7.1)	7.4	(1.2)	1.3	(4.8)	5.2
Euro	(4.0)	(0.1)	(15.4)	(0.6)	(1.9)	(1.8)	(7.1)	(7.4)
Other	(1.6)	1.6	(6.5)	6.5	(1.0)	1.0	(3.7)	4.5
Total	14.2	(18.5)	55.6	(76.0)	1.7	(5.4)	6.8	(22.2)
This is a risk-based disclosure and the amounts shown would be amortised in the income statement over the duration of the portfolio.
The market value sensitivity has increased year-on-year as a result of increased customer prepayments for fixed mortgages.
Lloyds Bank Group banking activities: market value sensitivity to a steepening and flattening of the yield curve (audited)
The table below shows supplementary value sensitivity to a steepening and flattening (c.100 basis points around the three-year point) in the yield curve. This ensures there are no unintended consequences to managing risk to parallel shifts in rates.

	2025		2024
	Steepener £m	Flattener £m	Steepener £m	Flattener £m
Sterling	7.2	(8.2)	(1.0)	(0.4)
US dollar	2.7	(2.6)	(1.2)	1.3
Euro	(8.5)	(1.9)	(11.6)	2.0
Other	3.3	(3.3)	(2.5)	3.1
Total	4.7	(16.0)	(16.3)	6.0
Lloyds Bank Group banking activities: three-year net interest income sensitivity (audited)
The table below shows the banking book net interest income sensitivity on a one- to three-year forward-looking basis to an instantaneous parallel up 25, down 25, up 50 and down 50 basis points change to all interest rates.

	2025			2024
	Year 1 £m	Year 2 £m	Year 3 £m	Year 1 £m	Year 2 £m	Year 3 £m
Up 50bps	211	362	642	227	333	555
Up 25bps	106	182	322	114	167	277
Down 25bps	(127)	(185)	(326)	(146)	(168)	(278)
Down 50bps	(252)	(372)	(655)	(294)	(338)	(557)